Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of SMTC and its wholly-owned subsidiaries. The Company owns 100% of the outstanding shares in all of its subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation. Certain prior period amounts have been reclassified to conform to current year presentation.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. The actual results could differ from those estimates.

Concentration of Credit Risk and Significant Customers
Concentration of Credit Risk and Significant Customers
Financial instruments that potentially subject the Company to a significant concentration of credit risk consist principally of cash equivalents and accounts receivable. Cash and cash equivalents are maintained with high quality financial institutions, the composition and maturities of which are regularly monitored by management. The Company believes that the concentration of credit risk in its accounts receivable is substantially mitigated by the Company’s credit evaluation process, relatively short collection terms and the high level of credit worthiness of its customers. The Company performs ongoing credit evaluations of its customers’ financial conditions and limits the amount of credit extended based upon the payment history and current credit worthiness of the customer. The Company regularly reviews the allowance for bad debt and doubtful accounts or expected losses during the accounts receivable collection process by considering factors, such as historical write-off
and recovery experience, credit quality, age of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay. The Company also takes into account reasonable and supportable forecasts of future conditions when evaluating the adequacy of the allowance for doubtful accounts.
Historically, a relatively small number of customers have accounted for a significant portion of our net sales. Sales to two customers in 2022
,
three customers in 2023, and four customers in 2024 each accounted for 10% or more of our net revenue, representing 45%, 45% and 57% of our net sales in 2022, 2023 and 2024, respectively. In 2022, the significant customers were Micron and SK Hynix and in 2023, they were SK Hynix, Micron and AFASTOR. In 2024, they were Micron, Kioxia, PHISEMI and AFASTOR. The Company’s top ten customers in 2022, 2023 and 2024 accounted for approximately 81%, 75% and 84% of net sales, respectively.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying amount of the Company’s financial instruments, including cash and cash equivalents, accounts receivable and notes and accounts payable, approximates fair value due to the short-term maturity of the instruments. Long-term investments in listed companies over which we do not exercise significant influence are recorded at fair value, and any changes in fair value are recognized in net income. Long-term investments in privately- held companies with no readily determinable market value are recorded using the cost method, since the cost of obtaining verifiable fair value is unreasonably high. These investments are measured at cost less impairment, if any, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. Any resulting change in carrying amount would be reflected in net income. The Company’s long-term liabilities approximate their fair values as they contain interest rates that vary according to market interest rates.
Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that assets or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the Company. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:
Level 1 — Use unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Use observable inputs other than Level 1 prices such as quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation in which all significant inputs are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Use inputs that are generally unobservable and reflect the use of significant management judgments and estimates.
The tables below set forth, by level, the Company’s assets and liabilities that are measured at fair value on a recurring basis. The tables do not include assets and liabilities that are measured at historical cost or any basis other than fair value:

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Items measured at fair value on a recurring basis:
Assets
Long-term investments:
Marketable equity investments	$10,826	—	—	$10,826

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Items measured at fair value on a recurring basis:
Assets
Long-term investments:
Marketable equity investments	$10,616	—	—	$10,616
The carrying value of investments in
non-marketable
equity securities recorded to fair value on a
non-recurring
basis is adjusted for observable transactions for identical or similar investments of the same issuer or for impairment. These securities relate to equity investments in privately-held companies. These items measured at fair value on a non-recurring
basis are classified as Level 3 in the fair value hierarchy because the value is estimated based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs such as volatility, rights and obligations of the securities held. As of December 31, 2023 and 2024, non-marketable
equity investments had a carrying value of $6,500 thousand and $6,500 thousand, respectively, and are included in long-term investments on the Company’s consolidated balance sheets.

Cash Equivalents
Cash Equivalents
The Company considers all highly liquid instruments acquired with a remaining maturity of three months or less when purchased to be cash equivalents. In addition, time deposits with maturities ranging from more than three months to one year qualify as cash equivalents because they can be readily converted into known amounts of cash without advance notice with the principal protected and not subject to penalty in an early withdrawal.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
An allowance for doubtful accounts is provided based on a review of the collectability of accounts receivable. The Company determines the amount of allowance for doubtful accounts by examining the historical collection experience, current trends in the credit quality of its customers and its internal credit policies as well as current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect a customer’s ability to pay.

Inventories
Inventories
Inventories are stated at the lower of cost or net realizable value for raw materials, work in process and finished goods. Inventories are recorded at standard cost and adjusted to the approximate weighted-average cost at the balance sheet date. The Company assesses its net realizable value of the inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions. In estimating impairment losses for obsolescence, the Company primarily evaluates estimates based on the timing of the introduction of new products and the quantities remaining of old products and writes down for inventory on hand in excess of the estimated demand. Estimated losses on slow-moving items are written down below the current carrying value and included in cost of sales.
Long-term Investments
Long-term Investments
Investee companies over which the Company had the ability to exercise significant influence but did not have a controlling interest and was the primary beneficiary were accounted for using the equity method. Significant influence was generally considered to exist when the Company had an ownership interest in the voting shares of the investee between 20% and 50% and other factors, such as representation in the investee’s board of directors, voting rights and the impact of commercial arrangements, were considered in determining whether the equity method of accounting was appropriate.
Long-term investments in listed companies over which we do not exercise significant influence are recorded at fair value, and any changes in fair value are recognized in net income. If the Company does not have the ability to exercise significant influence over the operations of the investments in private-held companies, the Company accounts for the investment under the measurement alternative method. Investments in privately-held companies are subject to impairment review on an ongoing basis. Investments are considered impaired when the fair value is below the investment’s cost basis. This assessment is based on a qualitative and quantitative analysis, including, but not limited to, the investee’s revenue and earnings trends, available cash and liquidity, and the status of the investee’s products and the related market for such products.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Significant additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight-line method over estimated useful lives that range as follows: buildings — 25 to 50 years; machinery and equipment — 2 to 6 years; furniture and fixtures — 3 to 8 years; software — 1 to 5 years; leasehold and buildings improvement — the shorter of the estimated useful life or lease term, which is generally 2 to 6 years. Land is not depreciated. Depreciation and amortization expense on property and equipment were approximately US$18,931 thousand, US$21,810 thousand and US$25,331 thousand for the years ended December 31, 2022, 2023 and 2024, respectively.

Lease
Lease
The Company determines if an arrangement is a lease at inception. Operating lease right-of-use
(“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Operating lease ROU assets also include any initial direct costs and prepayments less lease incentives. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. As the Company’s leases do not provide an implicit rate, the Company uses its collateralized incremental borrowing rate based on the information available at the lease commencement date, including lease term, in determining the present value of lease payments. Lease expense for these leases is recognized on a straight line basis over the lease term.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable. The determination of recoverability is based on an estimate of undiscounted cash flows expected to result from the use of an asset and its eventual disposition. The estimate of cash flows is based upon, among other things, certain assumptions about expected future operating performance, growth rates and other factors. Estimates of undiscounted cash flows may differ from actual cash flows due to, among other things, technological changes, economic conditions, changes to the business model or changes in operating performance. If the sum of the undiscounted cash flows is less than the carrying value, an impairment loss is recognized, measured as the amount by which the carrying value exceeds the fair value of the asset. Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate.

Other Assets	Other Assets Other assets primarily consist of deposits for building construction and office leases.
Restricted Assets
Restricted Assets
Restricted assets consist of restricted cash and cash set aside as collateral for obtaining foundry capacity and the government grant restricted for research and development purposes.

Other long-term liabilities	Other long-term liabilities Other long-term liabilities primarily consist of deposit from construction in progress, noncurrent lease liabilities and unrecognized tax benefit.
Revenue Recognition
Revenue Recognition
The Company recognizes revenue upon transfer of control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. Under the revenue recognition standard of Accounting Standards Codification Topic 606,
Revenue from Contracts with Customer (ASC 606),
the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.
The Company enters into contracts that may include products that are capable of being distinct and accounted for as separate performance obligations. To date, the majority of the revenue has been generated by sales associated with products, where a single performance obligation is identified in general. Revenue from services has been insignificant. Performance obligations associated with product sales transactions are generally satisfied when control passes to customers upon shipment or the written acceptance of the customers. Accordingly, product revenue is recognized at a point in time when control of the asset is transferred to the customer. The Company recognizes revenue when it satisfies a performance obligation by transferring control of a product to a customer in an amount that reflects the consideration to which it is entitled in exchange for those goods. Some of the Company’s sales are made to distributors and revenue is recognized when control of a product passes to the distributor upon shipment and terms and payment by the distributor are not contingent on resale of the product.
The Company grants certain distributors limited rights of return and price protection rights on unsold products. The return rights are generally limited to five percent of the monetary value of products purchased within the preceding six months, provided that the distributor places a corresponding restocking order of equal or greater value. An allowance for sales returns for distributors and all customers is recorded at the time of sale based on historical return information available, management’s judgment and any known factors at the time the financial statements are prepared that would significantly affect the allowance. Price protection rights are based on the inventory of products the distributors have on hand at the date the price protection is offered. Actual price adjustments to distributors incurred by the Company have been minimal.

The Company provides warranty for its products. Warranty returns have been infrequent and relate to defective or off-specification
parts. The Company estimates a reserve for warranty based on historical experience and records this amount to cost of sales. For the years ended December 31, 2022, 2023 and 2024, the Company did not experience significant costs associated with warranty returns.

Research and Development
Research and Development
Research and development costs are expensed as incurred. Research and development expense consists primarily of personnel-related expenses, including stock-based compensation, as well as product masks, IP licensing, design tool and testing costs, equipment depreciation, amortization of intangible assets and an allocated portion of occupancy costs.

Income Taxes
Income Taxes
The provision for income tax represents income tax paid and payable for the current year plus changes in the deferred income tax assets and liabilities during the years. Deferred income tax assets are recognized for net operating loss carryforwards, research and development credits, and temporary differences. The Company establishes a valuation allowance for deferred tax assets, when it is determined that it is more likely than not that they will not be realized. Evaluating the need for a valuation allowance on deferred tax assets requires judgment and analysis of all available positive and negative evidence, including recent earnings history and cumulative losses in recent years, reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies to determine whether all or some portion of the deferred tax assets will not be realized. Valuation allowances have been provided primarily against U.S. and state research and development credits and certain acquired net operating losses and deferred tax assets of foreign subsidiaries. Deferred income tax assets and liabilities are measured using enacted tax rates.
The Company utilizes a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

Government Grants
Government Grants
Government grants are not recognized until there is reasonable assurance that the Company will comply with the conditions attaching to them and that the grants will be received. Any amounts received pursuant to grants are offset against the related operating expenses as the expenses have been incurred.
In 2024, the Company entered into an agreement with the Government of Taiwan pursuant to which the grants contribute up to US$13.3 million to support the development of our advanced PCIe Gen 6 enterprise SSD controller. During the year ended December 31, 2024
,
grants offset against research and development expenses were US$2,987 thousand.

Foreign Currency Transactions
Foreign Currency Transactions
Foreign currency transactions are recorded at the rates of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivables and payables are settled, are credited or charged to income in the period of conversion or settlement. At the balance sheet date, assets and liabilities denominated in foreign currencies are remeasured based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.

Translation of Foreign Currency Financial Statements
Translation of Foreign Currency Financial Statements
The reporting currency of the Company is the U.S. dollars. The functional currency of some of the Company’s subsidiaries is the local currency of the respective entity. Accordingly, the financial statements of the foreign subsidiaries were translated into U.S. dollars at the following exchange rates: assets and liabilities — current rate on the balance sheet date; shareholders’ equity — historical rates; income and expenses — average rate during the period. The resulting translation adjustment is recorded as a separate component of comprehensive income.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income (loss) represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner
sources. The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2022, 2023 and 2024:

	Year Ended December 31, 2022			Year Ended December 31, 2023			Year Ended December 31, 2024
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	178	(718)	(540)	3,917	(1,322)	2,595	2,223	(1,070)	1,153
Current-period change	3,739	(604)	3,135	(1,694)	252	(1,442)	(815)	—	(815)

Ending balance	3,917	(1,322)	2,595	2,223	(1,070)	1,153	1,408	(1,070)	338

Legal Contingencies
Legal Contingencies
The Company is regularly involved in various claims and legal proceedings. Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. Legal costs are expensed as incurred. If the potential loss from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Because of uncertainties related to these matters, accruals are based only on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to the pending claims and litigation and revises these estimates as appropriate. Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position. Contingencies that might result in a gain are not recognized until realizable.
Earnings Per Share
Earnings Per Share
Basic earnings per share are computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share are computed by dividing net income attributable to ordinary shareholders by the weighted-average number of ordinary shares and potentially dilutive shares of ordinary shares outstanding during the period. Dilutive shares outstanding include unvested restricted stock units (“RSUs”). Dilutive securities are excluded from the computation of the diluted income per share in periods when their effect is anti-dilutive. The effect of dilutive securities of restricted stock units were 526 thousand shares (131 thousand ADSs), 466 thousand shares (117 thousand ADSs) and 318 thousand shares (80 thousand ADSs) for the years ended December 31, 2022, 2023 and 2024, respectively.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with the Accounting Standards Codification (“ASC”) 718,
Compensation — Stock Compensation
. The value of our restricted stock units is based on the fair value of our shares on the date of grant and expensed over the vesting period.

The fair value of RSUs is measured based on the grant date share price, less the present value of expected dividends during the vesting period, discounted at a risk-free interest rate.

Treasury Stock
Treasury Stock
Treasury stock is stated at cost and shown as a reduction to shareholders’ equity.
The Company retires ordinary shares repurchased. Accordingly, upon retirement the excess of the purchase price over par value is allocated between additional paid-in
capital and retained earnings based on the average issuance price of the shares repurchased. A repurchase of ADSs is recorded as treasury stock until the Company completes the withdrawal of the underlying ordinary shares from the ADS program.
Recent Accounting Pronouncements
Recent Accounting Pronouncements
Accounting Pronouncements Recently Adopted
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (ASU)
No. 2023-07,
Segment Reporting (Topic 280):
Improvements to Reportable Segment Disclosure
s, which updates reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. The amendments should be applied retrospectively to all prior periods presented in the financial statements. See “Note 17 – SEGMENT AND GEOGRAPHIC INFORMATION” for further information. The adoption of this amendment did not have a material impact on the Company’s results of operations, financial position, cash flows or financial statement disclosures.
Accounting Pronouncements Not Yet Effective
In October 2023, the FASB issued ASU
2023-06,
Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative
, to amend certain disclosure and presentation requirements for a variety of topics within the ASC. These amendments align the requirements in the ASC to the removal of certain disclosure requirements set out in Regulation
S-X
and Regulation
S-K,
announced by the SEC. The effective date for each amended topic in the ASC is either the date on which the SEC’s removal of the related disclosure requirement from Regulation
S-X
or Regulation
S-K
becomes effective, or on June 30, 2027, if the SEC has not removed the requirements by that date. Early adoption is prohibited. The adoption of this amendment is not expected to have a material impact on the Company’s financial position, results of operations, cash flows or financial statement disclosures.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
, which requires a public business entity to disclose specific categories in its annual effective tax rate reconciliation and disaggregated information about significant reconciling items by jurisdiction and by nature. The ASU also requires entities to disclose their income tax payments (net of refunds received) to international, federal, and state and local jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). The guidance makes several other changes to income tax disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2024 and requires prospective application with the option to apply it retrospectively. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on the Company’s financial statement disclosures.
In March 2024, the FASB issued ASU
2024-02,
Codification Improvements — Amendments to Remove References to the Concepts Statements
, which removes various references to concepts statements from the FASB Accounting Standards Codification. The amendments in this Update are effective for fiscal years beginning after

December 15, 2024. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on the Company’s financial position, results of operations, cash flows or financial statement disclosures.
In November 2024, the FASB issued ASU
2024-03,
Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses
, which requires disaggregated disclosure of income statement expenses for public business entities (PBEs). The ASU does not change or remove existing expense disclosure requirements. The ASU also does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. In January 2025, the FASB issued ASU
2025-01,
Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic
220-40):
Clarifying the Effective Date
, to clarify the effective date of ASU
2024-03.
This guidance is effective for fiscal years beginning after December 15, 2026, and interim reporting periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that the adoption will have on its financial statement disclosures.